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MML Small Company Value Fund
MML Small Company Value Fund
MML SERIES INVESTMENT FUND
MML Small Company Value Fund
(the “Fund”)
Supplement dated November 2, 2021 to the
Prospectus dated May 1, 2021 and the
Summary Prospectus dated May 1, 2021
This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.
Important Notice Regarding Change in Investment Policy
The 80% test relating the name of the MML Small Company Value Fund to its principal investments, as required by Rule 35d-1 under the Investment Company Act, is being changed as described below. This change will take effect no earlier than 60 days from the date of this supplement.
On or about January 1, 2022, the following information will replace similar information found later in this Supplement in the first paragraph under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance (beginning on page 74 of the Prospectus):
Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the securities of companies whose market capitalizations at the time of purchase are within the market capitalization range of companies included in the Russell 2000® Index or the S&P SmallCap 600 Index (as of February 28, 2021, between $44 million and $28.53 billion).
Effective November 1, 2021, American Century Investment Management, Inc (“American Century”) replaced T. Rowe Price Associates, Inc. (“T. Rowe Price”) as the subadviser of the Fund.

Effective November 1, 2021, the following information replaces similar information for the Fund found under the headings Annual Fund Operating Expenses and Example in the section titled Fees and Expenses of the Fund (on page 74 of the Prospectus):

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - MML Small Company Value Fund		Class II	Service Class I
Management Fees		0.80%	0.80%
Distribution and Service (Rule 12b-1) Fees		none	0.25%
Other Expenses		0.26%	0.26%
Total Annual Fund Operating Expenses		1.06%	1.31%
Fee Waiver		(0.15%)	(0.15%)
Total Annual Fund Operating Expenses after Fee Waiver	[1]	0.91%	1.16%
[1]	The expenses in the above table reflect a written agreement by MML Advisers to waive 0.15% of its management fees through April 30, 2023. This agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. If separate account or variable life insurance or variable annuity contract expenses were included, overall expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - MML Small Company Value Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class II	93	314	563	1,273
Service Class I	118	393	696	1,559

Effective November 1, 2021, the following information replaces the information for the Fund found under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance (beginning on page 74 of the Prospectus):
The Fund invests primarily in equity securities that the subadviser, American Century Investment Management, Inc. (“American Century”), believes are undervalued. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the securities of companies whose market capitalizations at the time of purchase are within the market capitalization range of companies included in the Russell 2000® Index (as of February 28, 2021, between $44 million and $28.53 billion). Equity securities may include common stocks, preferred stocks, securities convertible into common or preferred stock, rights, and warrants. While most assets typically will be invested in common stocks of U.S. companies, the Fund also may invest up to 20% of its total assets in foreign securities and American Depositary Receipts (“ADRs”), including emerging market securities. The Fund may invest in real estate investment trusts (“REITs”) and exchange-traded funds. The Fund may at times have significant exposure to one or more industries or sectors. The Fund may hold a portion of its assets in cash or cash equivalents.
American Century employs a value-based investment approach and may perform a number of analyses in considering whether to buy or sell a security for the Fund. In selecting investments for the Fund, American Century seeks to identify stocks of companies that it believes are undervalued at the time of purchase. American Century attempts to purchase the stocks of these undervalued companies and hold each stock until it has returned to favor in the market and the stock’s price has increased to, or is higher than, a level the managers believe more accurately reflects the fair value of the company. Companies may be undervalued due to market declines, poor economic conditions, actual or anticipated bad news regarding the issuer or its industry, or because they have been overlooked by the market. To identify these companies, American Century looks for companies with earnings, cash flows, and/or assets that may not be accurately reflected in the companies’ stock prices or may be outside the companies’ historical ranges. The managers also may consider whether the companies’ securities have a favorable income-paying history and whether income payments are expected to continue or increase. American Century may sell a stock from the Fund if, for example, in its judgment, a stock no longer meets its valuation criteria, a stock’s risk parameters outweigh its return opportunity, more attractive alternatives are identified, or specific events alter a stock’s prospects.

Effective November 1, 2021, the following information supplements the information for the Fund found under the heading Principal Risks in the section titled Investments, Risks, and Performance (beginning on page 75 of the Prospectus):
Risk of Investment in Other Funds or Pools The Fund is indirectly exposed to all of the risks of the underlying funds, including ETFs, in which it invests, including the risk that the underlying funds will not perform as expected. ETFs are subject to special risks, including secondary market trading risks and the risk that an ETF’s shares may trade above or below net asset value. The Fund indirectly pays a portion of the expenses incurred by the underlying funds.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE